Income Taxes	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2015
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50%	15.50%	15.50%	15.50%

Expected Canadian Income Tax (Recovery)	(10,764)	(48,287)	(34,913)
Change in valuation allowance	107,243	25,102	(208,774)
Expired Ontario transitional tax credit	-	-	193,415
Permanent differences	6,940	21,958	16,049
Change in tax rates Difference between Canadian and foreign tax rates	(75,293) (6,221)	-(6,326)	-1,098
Adjustments to deferred tax assets	-	-	45,487
Other	(21,905)	7,701	(859)
	-	148	11,502

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $171,457, $305,708, and $300,404, and for the years ended March 31, 2017, March 31, 2016 and March 31, 2015, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The Company’s deferred tax assets are as follows:

	March 31, 2017	March 31, 2016
	$	$

Losses available for carry forward	207,745	155,096
Property and equipment - differences in net book value and unamortized capital cost	122,774	124,501
Intangible assets - differences in net book value and tax basis	209,724	215,205
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	816,735	807,603
Other	125,925	73,254
Gross deferred tax asset	1,482,903	1,375,659
Valuation allowance	(1,482,903)	(1,375,659)
Net deferred tax asset	-	-

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$

2026	634,980
2027	307,249
2037	169,494
1,111,722

The Company has capital losses of $290,798, which are available indefinitely to reduce capital gains in future years as of March 31, 2017.

The losses in Brazil of $147,469 have an indefinite carryforward period. However, the losses can only be used to offset 30% of taxable income in any given year.

As at March 31, 2017, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $3,790,940 ($3,849,270 in 2016). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2019	4,994
2021	13,582
2022	266,132
2023	1,708
2024	2,140
2025 to 2033	9,366
297,922